Property and Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment gross		$ 153,000	$ 152,000
Less accumulated depreciation		(151,000)	(147,000)
Property and equipment net	$ 0	2,000	5,000
Computer equipment [Member]
Property and equipment gross		82,000	82,000
Furniture and fixtures [Member]
Property and equipment gross		10,000	10,000
Computer software [Member]
Property and equipment gross		44,000	43,000
Office equipment [Member]
Property and equipment gross		$ 17,000	$ 17,000